GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of components of amortizing intangible assets, including capitalized software (Parentheticals) (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Additional amortization expense	$ 14,000,000
Unamortized balance	$ 0